Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table for 2025

	Summary		Average Summary	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Compensation Table Total for Non-PEO NEOs[3]	Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Net Income (millions)[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$1,040,424	$802,755	$509,432	$461,626	$109	$14.0
2024	682,119	637,313	365,534	418,316	135	11.5
2023	646,276	593,304	324,538	340,287	92	12.1
[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Klein, Chairman, President, and Chief Executive Officer, the Company’s principal executive officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table of the proxy statement for the applicable year.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Klein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Klein during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Klein’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Acturial Present Value of Pension Benefits(c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$1,040,424	$(162,685)	$53,015	$(42,005)	$(85,994)	$802,755
2024	682,119	(43,111)	116,371	(15,407)	(102,659)	637,313
2023	646,276	(53,980)	48,785	(16,396)	(31,381)	593,304
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table of the proxy statement for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$40,977	$17,313	$-	$(5,275)	$-	$-	$53,015
2024	71,847	49,423	-	(4,899)	-	-	116,371
2023	42,243	(16,000)	-	22,542	-	-	48,785
(c)	The amounts included in this column are the amounts reported in “Change in Pension Value & Deferred Compensation Earnings” column of the Summary Compensation Table of the proxy statement for the applicable year.
(d)	The total pension benefit adjustments for each applicable year include the aggregate of two components related to Mr. Klein’s SERP Agreement: (i) the actuarially determined service cost for services rendered by Mr. Klein during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$(31,831)	$(54,163)	$(85,994)
2024	(54,163)	(48,496)	(102,659)
2023	(48,496)	17,115	(31,381)
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Klein) in the “Total” column of the Summary Compensation Table of the proxy statement for the applicable year. The names of each of the NEOs (excluding Mr. Klein) included for purposes of calculating the average amounts in each applicable year are Anthony V. Cosentino (our Executive Vice President and Chief Financial Officer) and Ernesto Gaytan (our Chief Technology Innovation Officer).
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Klein), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Klein) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Klein) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$509,432	$(81,298)	$25,744	$(28,788)	$36,536	$461,626
2024	365,534	(21,556)	62,777	(27,672)	39,233	418,316
2023	324,538	(27,021)	24,382	(16,383)	34,771	340,287
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$20,488	$7,895	$-	$(2,639)	$-	$-	$25,744
2024	35,923	24,742	-	2,112	-	-	62,777
2023	21,122	(8,008)	-	11,268	-	-	24,382
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$18,170	$18,366	$36,536
2024	18,366	20,868	39,233
2023	20,868	13,903	34,771
[5]	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	[1]	$ 1,040,424	$ 682,119	$ 646,276
PEO Actually Paid Compensation Amount	[2]	$ 802,755	637,313	593,304
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Klein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Klein during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Klein’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Acturial Present Value of Pension Benefits(c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$1,040,424	$(162,685)	$53,015	$(42,005)	$(85,994)	$802,755
2024	682,119	(43,111)	116,371	(15,407)	(102,659)	637,313
2023	646,276	(53,980)	48,785	(16,396)	(31,381)	593,304
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table of the proxy statement for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$40,977	$17,313	$-	$(5,275)	$-	$-	$53,015
2024	71,847	49,423	-	(4,899)	-	-	116,371
2023	42,243	(16,000)	-	22,542	-	-	48,785
(c)	The amounts included in this column are the amounts reported in “Change in Pension Value & Deferred Compensation Earnings” column of the Summary Compensation Table of the proxy statement for the applicable year.
(d)	The total pension benefit adjustments for each applicable year include the aggregate of two components related to Mr. Klein’s SERP Agreement: (i) the actuarially determined service cost for services rendered by Mr. Klein during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$(31,831)	$(54,163)	$(85,994)
2024	(54,163)	(48,496)	(102,659)
2023	(48,496)	17,115	(31,381)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 509,432	365,534	324,538
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 461,626	418,316	340,287
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Klein), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Klein) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Klein) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$509,432	$(81,298)	$25,744	$(28,788)	$36,536	$461,626
2024	365,534	(21,556)	62,777	(27,672)	39,233	418,316
2023	324,538	(27,021)	24,382	(16,383)	34,771	340,287
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$20,488	$7,895	$-	$(2,639)	$-	$-	$25,744
2024	35,923	24,742	-	2,112	-	-	62,777
2023	21,122	(8,008)	-	11,268	-	-	24,382
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$18,170	$18,366	$36,536
2024	18,366	20,868	39,233
2023	20,868	13,903	34,771

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Klein and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Klein) was directionally aligned with the Company’s cumulative TSR Between 2023 and 2024 but was not directionally aligned between 2024 and 2025. The alignment of compensation actually paid with the Company’s cumulative TSR between 2023 and 2024 is largely due to the fact that a material portion of the compensation actually paid to Mr. Klein and to the other NEOs is comprised of cash and equity-based incentive compensation that takes into account, among various other factors, the Company’s common stock price as well as other performance measures (such as Return on Assets and Diluted EPS) that can generally impact the Company’s common stock price. The lack of alignment between 2024 and 2025 was due to the general weakness in regional bank stocks compared to the prior year. For additional information regarding the performance measures used to determine cash- and equity-based incentive compensation for the Company’s NEOs, see the section captioned “COMPENSATION OF EXECUTIVE OFFICERS—2025 Executive Compensation Components” beginning on page 14 of this proxy statement.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Klein and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Klein) was generally aligned with the Company’s net income for the years presented in the “Pay Versus Performance Table for 2025”. While the Company does not use net income as a specific performance measure in the overall executive compensation program, the measure of net income is correlated with other performance measures, such as Return on Assets and Diluted EPS, which the Company does use for setting goals for the cash- and equity-based incentive compensation awarded to the NEOs. For additional information regarding the performance measures used to determine cash- and equity-based incentive compensation for the Company’s NEOs, see the section captioned “COMPENSATION OF EXECUTIVE OFFICERS—2025 Executive Compensation Components” beginning on page 14 of this proxy statement.

Total Shareholder Return Amount	[5]	$ 109	135	92
Net Income (Loss)	[6]	$ 14,000,000	11,500,000	12,100,000
PEO Name		Mr. Klein
PEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (31,831)	(54,163)	(48,496)
PEO [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(54,163)	(48,496)	17,115
PEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	53,015	116,371	48,785
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(162,685)	(43,111)	(53,980)
PEO [Member] | Reported Change in the Acturial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(42,005)	(15,407)	(16,396)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(85,994)	(102,659)	(31,381)
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,977	71,847	42,243
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,313	49,423	(16,000)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,275)	(4,899)	22,542
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(85,994)	(102,659)	(31,381)
Non-PEO NEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,170	18,366	20,868
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,366	20,868	13,903
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,536	39,233	34,771
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(81,298)	(21,556)	(27,021)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	25,744	62,777	24,382
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,788)	(27,672)	(16,383)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	36,536	39,233	34,771
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,488	35,923	21,122
Non-PEO NEO [Member] | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,895	24,742	(8,008)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,639)	2,112	11,268
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Klein, Chairman, President, and Chief Executive Officer, the Company’s principal executive officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table of the proxy statement for the applicable year.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Klein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Klein during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Klein’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Acturial Present Value of Pension Benefits(c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$1,040,424	$(162,685)	$53,015	$(42,005)	$(85,994)	$802,755
2024	682,119	(43,111)	116,371	(15,407)	(102,659)	637,313
2023	646,276	(53,980)	48,785	(16,396)	(31,381)	593,304
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table of the proxy statement for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$40,977	$17,313	$-	$(5,275)	$-	$-	$53,015
2024	71,847	49,423	-	(4,899)	-	-	116,371
2023	42,243	(16,000)	-	22,542	-	-	48,785
(c)	The amounts included in this column are the amounts reported in “Change in Pension Value & Deferred Compensation Earnings” column of the Summary Compensation Table of the proxy statement for the applicable year.
(d)	The total pension benefit adjustments for each applicable year include the aggregate of two components related to Mr. Klein’s SERP Agreement: (i) the actuarially determined service cost for services rendered by Mr. Klein during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$(31,831)	$(54,163)	$(85,994)
2024	(54,163)	(48,496)	(102,659)
2023	(48,496)	17,115	(31,381)

[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Klein) in the “Total” column of the Summary Compensation Table of the proxy statement for the applicable year. The names of each of the NEOs (excluding Mr. Klein) included for purposes of calculating the average amounts in each applicable year are Anthony V. Cosentino (our Executive Vice President and Chief Financial Officer) and Ernesto Gaytan (our Chief Technology Innovation Officer).
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Klein), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Klein) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Klein) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$509,432	$(81,298)	$25,744	$(28,788)	$36,536	$461,626
2024	365,534	(21,556)	62,777	(27,672)	39,233	418,316
2023	324,538	(27,021)	24,382	(16,383)	34,771	340,287
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$20,488	$7,895	$-	$(2,639)	$-	$-	$25,744
2024	35,923	24,742	-	2,112	-	-	62,777
2023	21,122	(8,008)	-	11,268	-	-	24,382
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$18,170	$18,366	$36,536
2024	18,366	20,868	39,233
2023	20,868	13,903	34,771

[5]	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[7]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$40,977	$17,313	$-	$(5,275)	$-	$-	$53,015
2024	71,847	49,423	-	(4,899)	-	-	116,371
2023	42,243	(16,000)	-	22,542	-	-	48,785

[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table of the proxy statement for the applicable year.
[9]	The amounts included in this column are the amounts reported in “Change in Pension Value & Deferred Compensation Earnings” column of the Summary Compensation Table of the proxy statement for the applicable year.
[10]	The total pension benefit adjustments for each applicable year include the aggregate of two components related to Mr. Klein’s SERP Agreement: (i) the actuarially determined service cost for services rendered by Mr. Klein during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$(31,831)	$(54,163)	$(85,994)
2024	(54,163)	(48,496)	(102,659)
2023	(48,496)	17,115	(31,381)

[11]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$20,488	$7,895	$-	$(2,639)	$-	$-	$25,744
2024	35,923	24,742	-	2,112	-	-	62,777
2023	21,122	(8,008)	-	11,268	-	-	24,382

[12]	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$18,170	$18,366	$36,536
2024	18,366	20,868	39,233
2023	20,868	13,903	34,771